Note 9 - Income Taxes - Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income tax (benefit) expense at federal statutory rate			$ (10.2)	$ (8.9)
State and local income taxes, net of federal benefit			(0.2)	(0.2)
Foreign tax rate differential			1.4	1.0
Change in valuation allowance			8.4	9.4
ISO expense			0.3	0.3
Japanese withholding tax			0.3
Foreign tax credit				(0.2)
Adjustment to deferred income tax assets			0.3	(0.9)
Other				(0.5)
Total tax expense			$ 0.3